Stockholders' Deficit - Schedule of Nonvested Restricted Stock Units Activity (Details) (10K) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stockholders Deficit - Schedule Of Nonvested Restricted Stock Units Activity Details 10k
Unvested at beginning of year	200,000	300,000
Issued
Vested	(200,000)	(100,000)
Forfeited
Unvested at end of year		200,000